Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAN SLIM(R) Select Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CAN SLIM® Select Growth Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 269% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	269.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in cash and securities listed on, or indicated by, the CAN SLIM® Select List subject to certain parameters described below.  This policy may only be changed upon 60 days’ written notice to shareholders.  The Fund may also invest at any given time up to 25% of its net assets in foreign securities, which may include emerging market securities.  Additionally, the CAN SLIM® Select List includes cash as a component.  The Adviser may imitate this cash component by holding up to 80% of its portfolio in cash, which may result in missed growth opportunities for the Fund.

In pursuit of its investment strategy, the Fund attempts to imitate the CAN SLIM® Select List of stocks published weekly on the Investor’s Business Daily website.  However, the CAN SLIM® Select List is not an index and the Fund is not an index fund; it does not seek to fully replicate the CAN SLIM® Select List.  The CAN SLIM® Select List tracks market-leading stocks that, in general, show strong earnings growth, positive institutional sponsorship and excellent industry strength, as well as solid sales growth, profit margins and return on equity.  Stocks that meet these criteria may be drawn from large-, medium- or small-capitalization categories that also must meet minimum price and volume criteria.

Generally, the Fund will hold approximately 50 to 100 issues at any given time.  The Fund’s initial position size for any individual stock will generally be no greater than 5% of the Fund’s current asset size at time of purchase.  Similar to the CAN SLIM® Select List, the Fund utilizes an aggressive growth strategy to invest in a combination of growth equity securities and cash equivalents.  The Fund primarily invests in the common stocks of companies of any size market capitalization, ranging from larger, well-established companies to lesser-established, small- and micro-capitalization companies.  The Fund may also invest in other investment companies (including business development companies), exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity.

The Adviser may sell an individual holding either because its value has diminished to the extent it is no longer a viable security in the Fund’s portfolio or because the Adviser wishes to reduce its exposure to a particular market in general. However, a company that was an eligible CAN SLIM® Select universe investment at the time of acquisition is not required to be sold even if it is no longer on the CAN SLIM® Select List if, in the Adviser’s judgment, it would not be in the Fund’s best interest to sell the position.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the Fund.  The following are some of the principal risks that can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•
Large-Cap Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Fund shareholders.

•
Investments in Other Investment Companies:  To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

•
ETF Trading Risk:  Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund’s ability to sell its shares of an ETF.

•
Foreign Securities and Emerging Markets Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Investments in emerging markets are generally more volatile than investments in developed foreign markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year.  The table below illustrates how the Fund’s average annual total returns for the 1 year, 5 year and since inception periods compare with that of a broad-based securities market index and secondary index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.northcoastam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northcoastam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CAN SLIM Select Growth Fund Calendar Year Total Return as of December 31*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*	The Fund’s year-to-date return as of June 30, 2014 was 5.85%.

**	Prior to May 20, 2008, the Fund was managed by a different investment adviser; therefore the Fund’s performance prior to that date may not be relevant.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	2Q, 2008	13.42%

Lowest Quarterly Return:	1Q, 2008	-14.86%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.86%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2013
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2005
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2005
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,914
Annual Return 2006	rr_AnnualReturn2006	(4.31%)
Annual Return 2007	rr_AnnualReturn2007	19.26%
Annual Return 2008	rr_AnnualReturn2008	(20.45%)
Annual Return 2009	rr_AnnualReturn2009	9.70%
Annual Return 2010	rr_AnnualReturn2010	14.58%
Annual Return 2011	rr_AnnualReturn2011	(4.47%)
Annual Return 2012	rr_AnnualReturn2012	12.60%
Annual Return 2013	rr_AnnualReturn2013	30.37%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2005
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.59%

[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	NorthCoast Asset Management, LLC (the "Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 1.39% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2015. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.